UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter:  March 31, 2000
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6056
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     05/08/00
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                   ----------------------

Form 13F Information Table Entry Total:       62
                                        ----------------------

Form 13F Information Table Value Total:      247941
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   Markel Gayner Asset Management
                                                              FORM 13F
                                                           March 31, 1999
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER         -TITLE OF CLASS-       --CUSIP--  (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED     NONE
A.G. Edwards                   COM              025816109      404    10100 SH       OTHER                          10100
A.J. Gallagher                 COM              363576109      747    23000 SH       OTHER                          23000
Ace Limited                    COM              G0070K103     3742   163600 SH       OTHER                         163600
Aluminum Company of America    COM              022249106    10554   150241 SH       OTHER                         150241
American Express               COM              025816109     8638    58000 SH       OTHER                          58000
Amwest                         COM              032345100     2083   241541 SH       OTHER                         241541
Anheuser Busch                 COM              035229103    21173   340134 SH       OTHER                         340134
Aurora Foods                   COM              05164B106      583   194400 SH       OTHER                         194400
Bank of New York               COM              064057102     1263    30400 SH       OTHER                          30400
Berkshire Hathaway Class B     COM              084670207    23842    13100 SH       OTHER                          13100
Berkshire Hathaway, Inc.       COM              10382K102    11497      201 SH       OTHER                            201
Boeing Co                      COM              097023105      386    10200 SH       OTHER                          10200
Brown Forman Class A           COM              115637100     4901    94700 SH       OTHER                          94700
Caraustar Industries           COM              140909102     1636   115800 SH       OTHER                         115800
Carmax                         COM              172737306      962   290500 SH       OTHER                         290500
Cedar Fair LP                  COM              150185106     8586   432000 SH       OTHER                         432000
Centerpoint Property Trust     COM              151895109    18361   503900 SH       OTHER                         503900
Cincinnati Financial           COM              172062101    11676   310335 SH       OTHER                         310335
Circuit City                   COM              172737108      268     4400 SH       OTHER                           4400
Clayton Homes                  COM              184190106     7045   695800 SH       OTHER                         695800
Cleveland Cliffs               COM              185896107      654    27700 SH       OTHER                          27700
DuPont                         COM              263534109      641    12102 SH       OTHER                          12102
Family Golf Centers            COM              30701a106      160   160000 SH       OTHER                         160000
Federal Realty Trust           COM              313747206      724    37500 SH       OTHER                          37500
General Dynamics               COM              369550108     1517    30500 SH       OTHER                          30500
General Electric               COM              369604103      498     3200 SH       OTHER                           3200
Glaxo                          COM              37733W105      229     4000 SH       OTHER                           4000
HCC Corporation                COM              404132102     4114   310500 SH       OTHER                         310500
Hershey Foods                  COM              427866108      265     5430 SH       OTHER                           5430
Hillenbrand Industries         COM              431573104     8174   240400 SH       OTHER                         240400
International Speedway         COM              460335201     2368    52700 SH       OTHER                          52700
Interpublic Group              COM              460690100     1742    36860 SH       OTHER                          36860
Investors Title Company        COM              461804106     3247   245050 SH       OTHER                         245050
J. Alexanders                  COM              928753102      418   103000 SH       OTHER                         103000
Kimberly Clark Corp            COM              494368103     1705    30405 SH       OTHER                          30405
LADD Financial Pfd B           COM                             160    32000 SH       OTHER                          32000
Lydall                         COM              550819106      321    36700 SH       OTHER                          36700
Marriot International          COM              571903202     1288    40900 SH       OTHER                          40900
Martin Marietta Materials      COM              573284106    20036   421816 SH       OTHER                         421816
Mattel                         COM              577081102      530    50500 SH       OTHER                          50500
National Golf Properties       COM              63623G109     1765    83800 SH       OTHER                          83800
Nike                           COM              654106103      594    15000 SH       OTHER                          15000
Penn National Gaming           COM              707569109      645    58100 SH       OTHER                          58100
Penn Virginia Corporation      COM              707882106     1175    68600 SH       OTHER                          68600
Philip Morris, Inc.            COM              718154107     2820   133491 SH       OTHER                         133491
Plum Creek Lumber MLP          COM              729237107      593    24100 SH       OTHER                          24100
RDO Equipment Co               COM              749413100      164    28500 SH       OTHER                          28500
RLI Corporation                COM              749607107    10780   321799 SH       OTHER                         321799
Regal Beloit                   COM              758750103      264    15100 SH       OTHER                          15100
Regis Corporation              COM              758932107      504    34000 SH       OTHER                          34000
ServiceMaster                  COM              817615107     4522   401943 SH       OTHER                         401943
Smithfield Foods               COM              832248108     2540   127000 SH       OTHER                         127000
Synalloy Corporation           COM              871565107     2161   292950 SH       OTHER                         292950
Tandy Corp                     COM              875382103     6131   120800 SH       OTHER                         120800
United Dominion Realty Trust   COM              910197102      133    13200 SH       OTHER                          13200
United Technologies            COM              913017109      359     5688 SH       OTHER                           5688
Valley National Bank           COM              919794107      701    26100 SH       OTHER                          26100
Vulcan Materials               COM              929160109     1374    30000 SH       OTHER                          30000
Washington Post Co             COM              939640108      284      525 SH       OTHER                            525
Washington Real Estate Investm COM              939653101     6576   438400 SH       OTHER                         438400
Waste Management               COM              94106l109      684    50000 SH       OTHER                          50000
XL Capital                     COM              G3242A102    16028   289447 SH       OTHER                         289447
REPORT SUMMARY                 62 DATA RECORDS              247941       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED